Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 5,221	$ 4,847
Non-interest income	7,615	6,742
Total revenue	12,836	11,589
Provision for credit losses	419	514
Insurance policyholder benefits, claims and acquisition expense	1,614	1,225
Non-interest expense	6,378	5,912
Net income (loss) before income taxes	4,425	3,938
Income taxes (recoveries)	916	766
Net income	3,509	3,172
Non-interest expense includes:
Depreciation and amortization	636	440
Total assets	1,476,304		$ 1,428,935
Total liabilities	1,392,243		1,345,310
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,226	3,134
Non-interest income	1,384	1,284
Total revenue	4,610	4,418
Provision for credit losses	342	348
Non-interest expense	1,984	1,915
Net income (loss) before income taxes	2,284	2,155
Income taxes (recoveries)	598	584
Net income	1,686	1,571
Non-interest expense includes:
Depreciation and amortization	234	153
Total assets	489,522		481,720
Total liabilities	489,545		481,745
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	738	744
Non-interest income	2,428	2,204
Total revenue	3,166	2,948
Provision for credit losses	(2)	26
Non-interest expense	2,370	2,164
Net income (loss) before income taxes	798	758
Income taxes (recoveries)	175	161
Net income	623	597
Non-interest expense includes:
Depreciation and amortization	210	147
Total assets	109,969		106,579
Total liabilities	109,963		106,770
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,994	1,579
Total revenue	1,994	1,579
Insurance policyholder benefits, claims and acquisition expense	1,614	1,225
Non-interest expense	153	154
Net income (loss) before income taxes	227	200
Income taxes (recoveries)	46	34
Net income	181	166
Non-interest expense includes:
Depreciation and amortization	15	11
Total assets	20,293		19,012
Total liabilities	20,270		19,038
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	58	(31)
Non-interest income	539	662
Total revenue	597	631
Non-interest expense	402	418
Net income (loss) before income taxes	195	213
Income taxes (recoveries)	52	52
Net income	143	161
Non-interest expense includes:
Depreciation and amortization	50	34
Total assets	144,707		144,406
Total liabilities	144,664		144,378
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,161	969
Non-interest income	1,387	1,129
Total revenue	2,548	2,098
Provision for credit losses	79	140
Non-interest expense	1,435	1,230
Net income (loss) before income taxes	1,034	728
Income taxes (recoveries)	152	75
Net income	882	653
Non-interest expense includes:
Depreciation and amortization	127	95
Total assets	666,824		634,313
Total liabilities	666,785		634,126
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	38	31
Non-interest income	(117)	(116)
Total revenue	(79)	(85)
Non-interest expense	34	31
Net income (loss) before income taxes	(113)	(116)
Income taxes (recoveries)	(107)	(140)
Net income	(6)	$ 24
Non-interest expense includes:
Total assets	44,989		42,905
Total liabilities	$ (38,984)		$ (40,747)